PURCHASE ADVANCES, NET	12 Months Ended
Jun. 30, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets Disclosure [Text Block]
NOTE 7. PURCHASE ADVANCES, NET

The Company purchased products and services from third parties during the normal course of business. Purchase advances, net consisted of the following:

	June 30, 2016	June 30, 2017	June 30, 2017
Third Party	RMB	RMB	U.S. Dollars
Prepayment for inventory purchases	¥17,914,552	¥11,877,790	$1,752,553
Allowance for doubtful accounts	(16,591,247)	(401,790)	(59,283)
Total	¥1,323,305	¥11,476,000	$1,693,270

Provision for doubtful accounts of purchase advances were ¥2,862,230, ¥12,368,755 and ¥381,436 ($56,280) for the years ended June 30, 2015, 2016 and 2017, respectively. The Company recorded allowance for these advances and will continue to try to collect or get inventories delivered. These payments were advanced for certain customized equipment of the planned projects. As those projects were delayed or canceled or there is rare chance to be profitable, the Company decided to suspend those projects and recorded allowances related to advanced payments for those projects as the Company may not be able to receive those funds back. Management is still making efforts to collect partially or negotiate with venders for some other alternative solutions to minimize the Company’s loss.

Movement of allowance for doubtful accounts is as follows:

	June 30, 2016	June 30, 2017	June 30, 2017
	RMB	RMB	U.S. Dollars
Beginning balance	¥4,222,492	¥16,591,247	$2,448,018
Charge to expense	12,368,755	381,436	56,280
Less: write-off	-	(16,570,893)	(2,445,015)
Ending balance	¥16,591,247	¥401,790	$59,283